INCOME (LOSS) PER SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME (LOSS) PER SHARE
Net income (loss) attributable to GFL Environmental Inc.	$ 3,834.1	$ (722.7)	[1]
Net loss from discontinued operations	3,572.3	159.8
Amounts attributable to preferred shareholders	50.4	80.3
Adjusted net income (loss) from continuing operations	211.4	(962.8)
Effect of dilutive instruments	0.0	0.0
Adjusted net income (loss) from continuing operations for diluted income (loss) per share	$ 211.4	$ (962.8)
Weighted average number of shares outstanding	369,560,643	380,841,299
Effect of dilutive instruments	9,128,576	0
Diluted weighted average number of shares outstanding	378,689,219	380,841,299
Basic income (loss) per share
Continuing operations	$ 0.57	$ (2.53)	[1]
Discontinued operations	9.67	0.42	[1]
Total operations	10.24	(2.11)	[1]
Diluted income (loss) per share
Continuing operations	0.56	(2.53)	[1]
Discontinued operations	9.43	0.42	[1]
Total operations	$ 9.99	$ (2.11)	[1]

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.